Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
BBVA Frances Valores SA Member
Subsidiaries [Line Items]
Registered Office	Argentina		Argentina	Argentina
Ownership Interest		[1]	96.9953%	96.9953%
Consolidar AFJP SA Member
Subsidiaries [Line Items]
Registered Office	Argentina		Argentina	Argentina
Ownership Interest	53.8892%		53.8892%	53.8892%
Volkswagen Financial Services Compania Financiera SA Member
Subsidiaries [Line Items]
Registered Office	Argentina		Argentina	Argentina
Ownership Interest	51.00%	[2]	0.00%	51.00%
PSA Finance Argentina Compania Financiera S.A. Member
Subsidiaries [Line Items]
Registered Office	Argentina		Argentina	Argentina
Ownership Interest	50.00%	[2]	0.00%	0.00%
BBVA Frances Asset Management Member
Subsidiaries [Line Items]
Registered Office	Argentina		Argentina	Argentina
Ownership Interest	100.00%		95.00%	95.00%

[1]	As of October 1, 2019, the company BBVA Francés Valores S.A. merged into the Bank. (See Note 26)
[2]	On July 1, 2019, the Entity consolidates these companies as a result of the gain of control. (See Note 5.1)